Financial instruments and risk management - Disclosure of fair value of derivative liabilities (Details) - CHF (SFr)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	SFr 5,237,942	SFr 17,559,598
Financial assets	5,473,247	15,053,209
Level 2 | Derivative financial instruments
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	675,328	SFr 1,836,763
Level 3 | Derivative financial instruments
Disclosure of fair value measurement of liabilities [line items]
Financial assets	SFr 226,865